PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Total costs	¥ 146,499		¥ 125,109
Less: accumulated depreciation and amortization	(102,102)		(84,777)
Property and equipment, net	44,397	$ 6,082	40,332
Leasehold improvement
Property Plant And Equipment [Line Items]
Total costs	8,093		8,093
Motor vehicles
Property Plant And Equipment [Line Items]
Total costs	4,103		4,103
Electronic equipment
Property Plant And Equipment [Line Items]
Total costs	125,361		103,599
Office equipment & furniture
Property Plant And Equipment [Line Items]
Total costs	7,535		7,907
Software
Property Plant And Equipment [Line Items]
Total costs	¥ 1,407		¥ 1,407